DEBT & LIQUIDITY - Narrative (Details) - USD ($)							3 Months Ended		12 Months Ended
	Nov. 03, 2025	Jun. 12, 2025	Apr. 01, 2023	Mar. 06, 2023	Mar. 05, 2023	Dec. 04, 2020	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 21, 2024	Sep. 30, 2024
Line of Credit Facility [Line Items]
Proceeds from long-term lines of credit							$ 1,297,000	$ 5,128,000	$ 21,968,000	$ 34,421,000
Principal repayment on term loan									35,070,000	0
Number of shares called by warrants (in shares)	646,264			1
Exercise price (in dollars per share)	$ 0.01			$ 287.5
Derivative liability		$ 3,600,000
Change in fair value of derivative liability, warrants, and other							$ (4,316,000)	36,000	(17,432,000)	(17,000)
Gain on extinguishment of term loan and settlement of derivative liability, net		$ (1,000,000)							5,120,000	0
Net proceeds on the initial issuance date									63,900,000
Net proceeds from the issuance	$ 63,900,000
Derecognition of the related derivative liability	$ 6,200,000
Derivative, Gain, Statement of Income or Comprehensive Income [Extensible Enumeration]	Gain on extinguishment of term loan and settlement of derivative liability, net
Hawthorn Warrants
Line of Credit Facility [Line Items]
Reacquired warrants based on their relative fair value	$ 6,200,000
Net proceeds on the initial issuance date									5,000,000
Senior Secured Term Loan Facility Commitment | Line of Credit | Term Loan Warrants Issued March 2023
Line of Credit Facility [Line Items]
Number of shares called by warrants (in shares)				160,000
Exercise price (in dollars per share)				$ 0.25
Senior Secured Term Loan Facility Commitment | Line of Credit | Term Loan Warrants Issued June 2025
Line of Credit Facility [Line Items]
Number of shares called by warrants (in shares)		486,264
Exercise price (in dollars per share)		$ 0.01
Senior Secured Term Loan Facility Commitment | Senior Loans | Term Loan Warrants Issued June 2025
Line of Credit Facility [Line Items]
Change in fair value of derivative liability, warrants, and other		$ 3,900,000
New Revolving Facility
Line of Credit Facility [Line Items]
Line of credit, principal amount									$ 78,700,000	$ 82,800,000
New Revolving Facility | First Revolving Line Of Credit | Line of Credit
Line of Credit Facility [Line Items]
Line of credit, principal amount				$ 75,000,000	$ 125,000,000						$ 90,000,000	$ 250,000,000
Basis spread on variable rate				8.50%	7.50%
Annual interest rate									11.50%	13.10%
Uncommitted amount											$ 10,000,000
Issuance costs										$ 176,000
Amortization expense									$ 2,400,000	300,000
New Revolving Facility | First Revolving Line Of Credit | Line of Credit | Minimum
Line of Credit Facility [Line Items]
Basis spread on variable rate			3.00%
New Revolving Facility | New Revolving Facility | Line of Credit
Line of Credit Facility [Line Items]
Line of credit, principal amount		$ 110,000,000
Floor rate on variable rate		3.00%
Annual interest rate							11.30%		11.50%
Incremental borrowing advance		$ 20,000,000
Issuance costs									$ 0
Amortization expense							$ 1,000,000	$ 100,000	2,400,000	$ 300,000
New Revolving Facility | New Revolving Facility | Line of Credit | Minimum
Line of Credit Facility [Line Items]
Basis spread on variable rate		0.10%
New Revolving Facility | New Revolving Facility | Line of Credit | Maximum
Line of Credit Facility [Line Items]
Basis spread on variable rate		7.00%
New Term Loan | New Revolving Facility | Line of Credit
Line of Credit Facility [Line Items]
Annual interest rate		18.00%
Incremental borrowing advance		$ 32,700,000
Net origination period		3 months
Convertible debt, shares issuable (in shares)		21,413,548
Issuance costs							$ 2,800,000		3,800,000
New Term Loan | The Credit Facility | Line of Credit
Line of Credit Facility [Line Items]
Line of credit, principal amount						$ 50,000,000
Proceeds from long-term lines of credit						$ 50,000,000
Basis spread on variable rate						8.00%
Floor rate on variable rate						1.00%
Paid-in-kind interest rate if liquidity is less than $50000						3.00%
Annual interest rate										18.60%
Debt, principal amount										$ 25,000,000
New Term Loan | Senior Secured Term Loan Facility Commitment | Line of Credit
Line of Credit Facility [Line Items]
Basis spread on variable rate			0.10%	8.00%
Paid-in-kind interest rate if liquidity is less than $50000				6.00%
Paid-in-kind interest rate				4.50%
Paid-in-kind interest liquidity trigger amount				$ 25,000,000
Principal repayment on term loan				$ 25,000,000
Debt, principal amount										25,000,000
Amortization expense									$ 3,000,000	$ 3,100,000
New Term Loan | Senior Secured Term Loan Facility Commitment | Line of Credit | Minimum
Line of Credit Facility [Line Items]
Basis spread on variable rate			3.00%